Selected Operating Expenses and Additional Information (Tables)	12 Months Ended
Dec. 31, 2014
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Personnel Expenses for All Payroll Employees

Personnel expenses for all payroll employees were:

Year ended December 31 (in thousands)	2014 EUR	2013 EUR	2012 EUR

Wages and salaries	985,883	835,563	711,039
Social security expenses	81,721	69,839	58,180
Pension and retirement expenses	71,316	60,275	50,298
Share-based payments	63,380	52,371	18,714

Personnel expenses	1,202,300	1,018,048	838,231

Total Number of Payroll and Temporary Personnel Employed in FTE's Per Sector

The total number of payroll and temporary employees in FTEs per sector was:

As of December 31	2014	2013	2012

Customer Support	3,289	2,949	2,538
SG&A	1,240	1,098	869
Industrial Engineering [1]	-	785	637
Manufacturing & Logistics	3,846	3,658	2,856
R&D	5,697	4,735	3,736

Total employees (in FTEs)	14,072	13,225	10,636

Less: Temporary employees (in FTEs)	2,754	2,865	2,139

Payroll employees (in FTEs)	11,318	10,360	8,497

1	As of January 1, 2014, our industrial engineering department has been incorporated into R&D